FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred and Income Opportunities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2018

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-21293

Registrant Name:  Nuveen Preferred and Income Opportunities Fund

Reporting Period:  07/01/2017 - 06/30/2018

Nuveen Preferred and Income Opportunities Fund

ARES CAPITAL CORPORATION Meeting Date: MAY 14, 2018 Record Date: MAR 16, 2018 Meeting Type: SPECIAL
Ticker: ARCC Security ID: 04010L103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Issuance of Shares Below Net Asset Value (NAV)	Management	For	For

ARES CAPITAL CORPORATION Meeting Date: MAY 14, 2018 Record Date: MAR 16, 2018 Meeting Type: ANNUAL
Ticker: ARCC Security ID: 04010L103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Steve Bartlett	Management	For	Against
1b	Elect Director Robert L. Rosen	Management	For	Against
1c	Elect Director Bennett Rosenthal	Management	For	Against
2	Ratify KPMG LLP as Auditors	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Income Opportunities Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 20, 2018